Income tax (Details 5) In Thousands, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 CNY
Deferred tax assets:
Accounts receivable	$ 1,096	6,812	4,719
Non-current accounts receivable	1,030	6,406	5,754
Property, plant and equipment			1,616
Inventories	369	2,293	2,513
Tax loss			2,011
Others	197	1,226	798
Net deferred tax assets	2,692	16,737	17,411
Deferred tax liabilities:
Deferred revenue	(15)	(96)	(105)
Property, plant and equipment	(802)	(4,988)
Withholding tax	(627)	(3,900)
Intangible assets	(4,848)	(30,138)	(31,293)
Deferred tax liabilities	(6,292)	(39,122)	(31,398)
Net deferred tax liabilities	(3,600)	(22,385)	(13,987)
Classification on consolidated balance sheets
Current deferred tax assets	1,233	7,664	5,454
Current deferred tax liabilities	(627)	(3,900)
Non-current deferred tax assets	288	1,789	3,727
Non-current deferred tax liabilities	(4,494)	(27,938)	(23,168)
Net deferred tax liabilities	$ (3,600)	(22,385)	(13,987)